UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Azentus Capital Management Limited
Address: Suite 1108, 11th Floor, ICBC Tower
         3 Garden Road
	 Central, Hong Kong

13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roger Denby-Jones
Title:     Chief Operating Officer
Phone:     (852) 2281-6678

Signature, Place, and Date of Signing:

 /s/   Roger Denby-Jones    Hong Kong     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    $366,324 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100    25029    61800 SH       SOLE                    61800        0        0
FEDEX CORP                     COM              31428X106     7817    93600 SH       SOLE                    93600        0        0
GAP INC DEL                    COM              364760108     2658   143300 SH       SOLE                   143300        0        0
HOME INNS & HOTELS MGMT INC    SPON ADR         43713W107    14849   575544 SH       SOLE                   575544        0        0
MEAD JOHNSON NUTRITION CO      COM              582839106    99659  1450000 SH  CALL SOLE                  1450000        0        0
MEAD JOHNSON NUTRITION CO      COM              582839106     9485   138000 SH  PUT  SOLE                   138000        0        0
MELCO CROWN ENTMT LTD          ADR              585464100    26155  2718818 SH       SOLE                  2718818        0        0
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107    26516  1102541 SH       SOLE                  1102541        0        0
PHILIP MORRIS INTL INC         COM              718172109    23544   300000 SH  PUT  SOLE                   300000        0        0
RALPH LAUREN CORP              CL A             751212101     5482    39700 SH       SOLE                    39700        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    24318   160000 SH  CALL SOLE                   160000        0        0
TIFFANY & CO NEW               COM              886547108    16896   255000 SH  CALL SOLE                   255000        0        0
UNITED PARCEL SERVICE INC      CL B             911312106     2196    30000 SH       SOLE                    30000        0        0
UNIVERSAL DISPLAY CORP         COM              91347P105     5047   137550 SH       SOLE                   137550        0        0
VISTEON CORP                   COM NEW          92839U206    27753   555731 SH       SOLE                   555731        0        0
YAHOO INC                      COM              984332106    21453  1330000 SH  CALL SOLE                  1330000        0        0
YAHOO INC                      COM              984332106    27467  1702860 SH       SOLE                  1702860        0        0